Feb. 13, 2017
Westcore Small-Cap Growth Fund II

WESTCORE TRUST

Supplement dated February 13, 2017 to the combined Westcore Equity and Bond Funds Prospectus, dated April 29, 2016, as supplemented May 9, 2016, August 29, 2016, October 27, 2016, December 23, 2016, and January 27, 2017; and the Summary Prospectus for Westcore Small-Cap Growth Fund II, dated April 29, 2016, as amended December 27, 2016 and January 27, 2017.

The table under the “Average Annual Total Returns” section of the Westcore Small-Cap Growth Fund II is replaced in its entirety with the following:

Westcore Small-Cap Growth Fund II	1 Year	5 Years	10 Years
Retail Class**
Return Before Taxes	(11.81)%	1.29%	5.84%
Return After Taxes on Distributions	(11.81)%	1.26%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	(6.69)%	0.99%	4.59%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.20)%	11.54%	8.16%

*	Effective as of December 31, 2016, the Fund’s benchmark is the Russell 2000® Growth Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

**	Effective December 27, 2016 the Retail Class is designated Institutional Class.

Please retain this supplement for future reference.